VIA EDGAR

November 14, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: S.A.C. Global Investors LLP

Ladies and Gentlemen:

On behalf of S.A.C. Global Investors LLP, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended September 30, 2012.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

S.A.C. Global Investors LLP

By: S.A.C. Global Limited, its Managing Member

/s/ Peter Nussbaum
------------------------------
Peter Nussbaum, Director

Enclosures

================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: _____________________

   This Amendment (Check only one): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S.A.C. Global Investors LLP
Address:  St. Martins Court, 4th Floor
          10 Paternoster Row
          London, EC4M 7HP
          United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Nussbaum
Title:    Authorized Person
Phone:    203-890-2094

Signature, Place, and Date of Signing:

   /s/ Peter Nussbaum         Stamford, Connecticut        November 14, 2012
--------------------------  -------------------------  -------------------------
       [Signature]                [City, State]                 [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                         ----------
Form 13F Information Table Entry Total:          78*
                                         ----------
Form 13F Information Table Value Total:    $415,763
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-13297                 S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

                                                               SH
         NAME OF             TITLE OF              VALUE     OR PRN  SH / PUT /   INVESTMENT    OTHER     VOTING AUTHORITY
         ISSUER               CLASS      CUSIP   (X$1000)    AMOUNT  PRN  CALL    DISCRETION   MANAGERS SOLE  SHARED    NONE
ACE LTD                      Common    H0023R105    8,316    110,000 SH         Shared-Defined        1         110,000
AES CORP                     Common    00130H105    9,862    899,000 SH         Shared-Defined        1         899,000
AGCO CORP                    Common    001084102    4,036     85,000 SH         Shared-Defined        1          85,000
ALBEMARLE CORP               Common    012653101    1,791     34,000 SH         Shared-Defined        1          34,000
ALPHA NATURAL RESOURCES INC  Common    02076X102    1,675    255,000 SH         Shared-Defined        1         255,000
AMERICAN CAPITAL AGENCY CORP Common    02503X105    2,421     70,000 SH         Shared-Defined        1          70,000
AMERICAN CAPITAL AGENCY CORP Option    02503X955    1,557     45,000      Put   Shared-Defined        1          45,000
AMERICAN INTL GROUP INC      Common    026874784   14,100    430,000 SH         Shared-Defined        1         430,000
AMERIPRISE FINL INC          Common    03076C106    3,936     69,435 SH         Shared-Defined        1          69,435
ANADARKO PETE CORP           Common    032511107    3,846     55,000 SH         Shared-Defined        1          55,000
ASHLAND INC NEW              Common    044209104   10,608    148,150 SH         Shared-Defined        1         148,150
BAKER HUGHES INC             Common    057224107    2,940     65,000 SH         Shared-Defined        1          65,000
BHP BILLITON PLC             Common    05545E209    1,443     23,100 SH         Shared-Defined        1          23,100
BP PLC                       Option    055622904   21,180    500,000      Call  Shared-Defined        1         500,000
CAPITAL ONE FINL CORP        Common    14040H105   14,253    250,000 SH         Shared-Defined        1         250,000
CF INDS HLDGS INC            Common    125269100    9,201     41,400 SH         Shared-Defined        1          41,400
CHENIERE ENERGY INC          Common    16411R208    1,182     76,000 SH         Shared-Defined        1          76,000
CITIGROUP INC                Common    172967424    9,162    280,000 SH         Shared-Defined        1         280,000
CLIFFS NATURAL RESOURCES INC Common    18683K101    5,322    136,000 SH         Shared-Defined        1         136,000
CLIFFS NATURAL RESOURCES INC Option    18683K901    2,348     60,000      Call  Shared-Defined        1          60,000
CNH GLOBAL N V               Common    N20935206    3,295     85,000 SH         Shared-Defined        1          85,000
COBALT INTL ENERGY INC       Option    19075F906    8,908    400,000      Call  Shared-Defined        1         400,000
COMPANIA DE MINAS BUENAVENTU Common    204448104    8,201    210,500 SH         Shared-Defined        1         210,500
DENISON MINES CORP           Common    248356107    2,022  1,360,000 SH         Shared-Defined        1       1,360,000
DOMTAR CORP                  Common    257559203    8,299    106,000 SH         Shared-Defined        1         106,000
ELDORADO GOLD CORP NEW       Common    284902103    5,182    340,000 SH         Shared-Defined        1         340,000
EXXON MOBIL CORP             Common    30231G102    5,944     65,000 SH         Shared-Defined        1          65,000
FACEBOOK INC                 Common    30303M102    5,413    250,000 SH         Shared-Defined        1         250,000
FIFTH THIRD BANCORP          Common    316773100    3,839    247,500 SH         Shared-Defined        1         247,500
FRANCO NEVADA CORP           Common    351858105    7,166    121,594 SH         Shared-Defined        1         121,594
FREEPORT-MCMORAN COPPER & GO Common    35671D857    6,748    170,500 SH         Shared-Defined        1         170,500
GARDNER DENVER INC           Common    365558105    2,114     35,000 SH         Shared-Defined        1          35,000
GNC HLDGS INC                Common    36191G107    2,743     70,379 SH         Shared-Defined        1          70,379
GOLDCORP INC NEW             Common    380956409    7,664    167,156 SH         Shared-Defined        1         167,156
HALLIBURTON CO               Common    406216101    4,211    125,000 SH         Shared-Defined        1         125,000
HARTFORD FINL SVCS GROUP INC Common    416515104    8,845    455,000 SH         Shared-Defined        1         455,000
HUNTSMAN CORP                Option    447011907    1,493    100,000      Call  Shared-Defined        1         100,000
INGERSOLL-RAND PLC           Common    G47791101      112      2,500 SH         Shared-Defined        1           2,500
INTERXION HOLDING N.V        Common    N47279109    4,544    200,000 SH         Shared-Defined        1         200,000
INTL PAPER CO                Common    460146103    3,705    102,000 SH         Shared-Defined        1         102,000
KEYCORP NEW                  Common    493267108    7,481    856,000 SH         Shared-Defined        1         856,000
LINCOLN NATL CORP IND        Common    534187109    8,904    368,100 SH         Shared-Defined        1         368,100
MANPOWERGROUP INC            Common    56418H100    2,010     54,630 SH         Shared-Defined        1          54,630
MARATHON OIL CORP            Option    565849906    4,436    150,000      Call  Shared-Defined        1         150,000
MICHAEL KORS HLDGS LTD       Common    G60754101    1,064     20,000 SH         Shared-Defined        1          20,000
MONSTER BEVERAGE CORP        Option    611740901      812     15,000      Call  Shared-Defined        1          15,000
MORGAN STANLEY               Common    617446448    3,934    235,000 SH         Shared-Defined        1         235,000
MOSAIC CO NEW                Common    61945C103    3,917     68,000 SH         Shared-Defined        1          68,000

NATIONAL OILWELL VARCO INC   Common    637071101    2,003     25,000 SH         Shared-Defined        1          25,000
NEWMONT MINING CORP          Common    651639106    6,665    119,000 SH         Shared-Defined        1         119,000
NOBLE ENERGY INC             Common    655044105    3,245     35,000 SH         Shared-Defined        1          35,000
OCCIDENTAL PETE CORP DEL     Common    674599105    2,582     30,000 SH         Shared-Defined        1          30,000
OCCIDENTAL PETE CORP DEL     Option    674599905    8,606    100,000      Call  Shared-Defined        1         100,000
PAN AMERICAN SILVER CORP     Common    697900108    5,287    246,500 SH         Shared-Defined        1         246,500
PARTNERRE LTD                Common    G6852T105    4,243     57,127 SH         Shared-Defined        1          57,127
PPG INDS INC                 Common    693506107   11,714    102,000 SH         Shared-Defined        1         102,000
PRIMERO MNG CORP             Common    74164W106      128     24,500 SH         Shared-Defined        1          24,500
RELIANCE STEEL & ALUMINUM CO Common    759509102    4,791     91,527 SH         Shared-Defined        1          91,527
RENAISSANCERE HOLDINGS LTD   Common    G7496G103    3,452     44,813 SH         Shared-Defined        1          44,813
RIO TINTO PLC                Common    767204100    3,180     68,000 SH         Shared-Defined        1          68,000
ROBERT HALF INTL INC         Common    770323103    1,864     70,000 SH         Shared-Defined        1          70,000
ROCK-TENN CO                 Common    772739207    2,454     34,000 SH         Shared-Defined        1          34,000
ROWAN COMPANIES PLC          Common    G7665A101    2,533     75,000 SH         Shared-Defined        1          75,000
ROYAL DUTCH SHELL PLC        Common    780259206   15,617    225,000 SH         Shared-Defined        1         225,000
SCHLUMBERGER LTD             Common    806857108    9,403    130,000 SH         Shared-Defined        1         130,000
SILVER WHEATON CORP          Common    828336107    4,408    111,000 SH         Shared-Defined        1         111,000
STATOIL ASA                  Common    85771P102    2,579    100,000 SH         Shared-Defined        1         100,000
SUPERIOR ENERGY SVCS INC     Common    868157108    2,052    100,000 SH         Shared-Defined        1         100,000
SYNGENTA AG                  Common    87160A100      103      1,376 SH         Shared-Defined        1           1,376
TRONOX LTD                   Common    Q9235V101    2,695    119,000 SH         Shared-Defined        1         119,000
TYCO INTERNATIONAL LTD       Common    H89128104   10,521    187,000 SH         Shared-Defined        1         187,000
TYCO INTERNATIONAL LTD       Option    H89128954    1,407     25,000      Put   Shared-Defined        1          25,000
TYCO INTERNATIONAL LTD       Option    H89128904    8,439    150,000      Call  Shared-Defined        1         150,000
UNITED PARCEL SERVICE INC    Common    911312106    4,151     58,000 SH         Shared-Defined        1          58,000
VALE S A                     Common    91912E105   16,566    925,500 SH         Shared-Defined        1         925,500
WHITING PETE CORP NEW        Common    966387102      948     20,000 SH         Shared-Defined        1          20,000
YAMANA GOLD INC              Common    98462Y100    8,122    425,000 SH         Shared-Defined        1         425,000
YAMANA GOLD INC              Option    98462Y950    3,822    200,000      Put   Shared-Defined        1         200,000